Taxes on Income (Schedule of Theoretical Tax) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Profit (loss) before taxes on income	€ 9,497	€ 819	€ (6,269)
Primary tax rate of the Company	23.00%	23.00%	24.00%
Tax calculated according to the Company's primary tax rate	€ (2,184)	€ (188)	€ 1,505
Different tax rate of foreign subsidiaries	(11)	45	(106)
Neutralization of tax calculated in respect of the Company's share in profits of equity accounted investees	710	585	367
Changes in deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	(3,681)		(448)
Change in temporary differences for which deferred tax were not recognized	(166)	(576)	(359)
Current year tax losses and benefits for which deferred taxes were not created	(1,740)	(136)	(1,142)
Tax benefit (taxes) in respect to previous years and others	(3)	55	(189)
Actual Tax benefit (tax on income)	€ 287	€ (215)	€ (372)